Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 398	$ 402
Research and development expenses	(3,810)	(7,054)
General and administrative expenses	(1,892)	(1,455)
Operating loss	(5,304)	(8,107)
Total financial income (expenses), net	207	(128)
Net loss	(5,097)	(8,235)
Total comprehensive loss	(5,097)	(8,235)
Deemed dividend		(715)
Net loss attributed to ordinary shareholders	$ (5,097)	$ (8,950)
Basic and diluted net loss per share (in Dollars per share)	$ (0.01)	$ (0.04)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	500,010,114	254,940,675